LONG TERM LOAN (Tables)	3 Months Ended
Mar. 31, 2025
Long Term Loan
SCHEDULE OF LONG TERM LOAN

The activities of the long term loan during the three month ended March 31, 2025 are as follows:

	March 31, 2025	December 31, 2024
Balance, opening	$40,769	$85,107
Repayments	(14,112)	(47,818)
Interest expense, accrued	680	4,848
Translation difference	(472)	(1,368)
Balance, ending	26,865	40,769

Less:
Long term loan – current portion	26,865	40,769
Long term loan	$-	$-

SCHEDULE OF UNDISCOUNTED REPAYMENTS	The undiscounted repayments for each of the next three years and in the aggregate are:
Year ended	Amount
December 31, 2025	26,865
$26,865